Snow Capital Small Cap Value Fund
Snow Capital Small Cap Value Fund
Supplement dated October 25, 2013

to the

Prospectus dated June 28, 2013

for Snow Capital Small Cap Value Fund and Snow Capital Opportunity Fund

(each a “Fund” and collectively the “Funds”)

each a series of Trust for Professional Managers (the “Trust”)

On October 24, 2013, the Board of Trustees (the “Board”) of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Funds and Snow Capital Management, L.P. (the “Adviser”), as investment adviser of the Funds, pursuant to which the Adviser has agreed to reduce the Snow Capital Small Cap Value Fund’s (the “Small Cap Value Fund”) management fee from 1.25% to 1.15% effective November 1, 2013.  The Board also approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Small Cap Value Fund, and the Adviser, pursuant to which the Adviser has agreed to reduce the Small Cap Value Fund’s operating expense limit from 2.00% to 1.70%, from 2.75% to 2.45%, and from 1.75% to 1.45%, for Class A shares, Class C shares and Institutional Class shares, respectively, effective November 1, 2013.

The following disclosures are hereby revised to reflect the changes to the fees and expenses of the Small Cap Value Fund:

Page 1 – “Summary Section – Snow Capital Small Cap Value Fund - Fees and Expenses of the Fund”

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Choosing a Share Class – Sales Charge on Class A Shares” on page 19 of the Prospectus and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charge on Class A Shares” on page 43 of the Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Snow Capital Small Cap Value Fund	Snow Capital Small Cap Value Fund - Class A Shares		Snow Capital Small Cap Value Fund - Class C Shares	Snow Capital Small Cap Value Fund - Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	0.50%	[1]	1.00%	none
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%		0.50%	0.50%
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Snow Capital Small Cap Value Fund		Snow Capital Small Cap Value Fund - Class A Shares	Snow Capital Small Cap Value Fund - Class C Shares	Snow Capital Small Cap Value Fund - Institutional Class Shares
Management Fees		1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.30%	1.30%	1.30%
Total Annual Fund Operating Expenses		2.70%	3.45%	2.45%
Less: Fee Waiver/Expense Reimbursement	[1]	(1.00%)	(1.00%)	(1.00%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.70%	2.45%	1.45%
[1]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Snow Capital Management L.P. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses, acquired fund fees and expenses and dividends and interest on short positions) for the Fund does not exceed 1.70%, 2.45% and 1.45% of the Fund's average net assets, for Class A shares, Class C shares and Institutional Class shares, respectively, through at least June 29, 2014, and subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement.

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation agreement discussed in the table above is reflected only through June 29, 2014.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Snow Capital Small Cap Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Snow Capital Small Cap Value Fund - Class A Shares	689	1,198	1,766	3,303
Snow Capital Small Cap Value Fund - Class C Shares	348	934	1,678	3,640
Snow Capital Small Cap Value Fund - Institutional Class Shares	148	634	1,184	2,683

If you did not redeem your Class C shares, you would pay the following expenses:
Expense Example No Redemption (USD $)	One Year	Three Years	Five Years	Ten Years
Snow Capital Small Cap Value Fund Snow Capital Small Cap Value Fund - Class C Shares	248	934	1,678	3,640